CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Common stock par value | $ / shares	$ 0.0001
Class A Common Stock [Member]
Common stock shares authorized	100,000,000
Common stock par value | $ / shares	$ 0.0001
Common stock voting rights	one vote for each share
Temporary Equity, Shares Issued	22,807,868
Temporary Equity, Shares Outstanding	22,807,868
Class A Common Stock [Member] | Founder [Member]
Common stock conversion basis	one-for-one basis
Class B Common Stock [Member]
Common stock shares authorized	10,000,000
Common stock par value | $ / shares	$ 0.0001
Common stock voting rights	one vote for each share
Class B Common Stock [Member] | Founder [Member]
Percentage of common stock issued and outstanding	20.00%